Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of assets, liabilities and off-balance sheet commitments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Cash and balances at central banks	$ 304,481	$ 154,099	$ 162,843
Items in the course of collection from other banks	4,094	4,956	5,787
Hong Kong Government certificates of indebtedness	40,420	38,380
– trading assets	231,990	254,271
Financial assets designated or otherwise mandatorily measured at fair value	45,553	43,627
Derivatives	307,726	242,995
Loans and advances to banks and other financial institutions	81,616	69,203
Loans and advances to customers	1,037,987	1,036,743	981,696
– personal	456,078	431,137
– corporate and commercial	517,594	535,061
– financial	64,315	70,545
Reverse repurchase agreements – non-trading	230,628	240,862
Financial investments	490,693	443,312
Accrued income and other financial assets	105,563	92,979
Financial assets	2,880,751	2,621,427
Non-financial assets	103,413	93,725
Total assets	2,984,164	2,715,152	2,558,124
Off-balance sheet commitments received
Loan and other credit-related commitments	60,849	63,199
Financial liabilities
Hong Kong currency notes in circulation	40,420	38,380
Deposits from banks	82,080	59,022
Customer accounts	1,642,780	1,439,115	1,362,643
– personal	832,278	747,252
– corporate and commercial	624,171	519,317
– financial	186,331	172,546
Repurchase agreements – non-trading	111,901	140,344
Items in the course of transmission to other banks	4,343	4,817	5,641
Trading liabilities	75,266	83,170
Financial liabilities designated at fair value	157,439	164,466
Derivatives	303,001	239,497
Debt securities in issue	95,492	104,555
Accruals and other financial liabilities	120,341	111,395
Subordinated liabilities	21,951	24,600
Financial liabilities	2,655,014	2,409,361
Non-financial liabilities	124,155	113,123
Total liabilities	2,779,169	2,522,484
Off-balance sheet commitments given
Loan and other credit-related commitments	844,770	797,608
Customer accounts, insured by guarantee schemes	463,524	408,090
HSBC Holdings
Financial assets
– balances with HSBC undertakings	2,913	2,382	$ 3,509
Financial assets designated or otherwise mandatorily measured at fair value	65,253	61,964
Derivatives	4,698	2,002
Loans and advances to banks and other financial institutions	10,443	10,218
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	65,253	61,964
Financial investments	17,485	16,106
Accrued income and other financial assets	1,445	543
Financial assets	102,237	93,215
Non-financial assets	160,936	162,025
Total assets	263,173	255,240
Financial liabilities
Amounts owed to HSBC undertakings	330	464
Financial liabilities designated at fair value	25,664	30,303
Derivatives	3,060	2,021
Debt securities in issue	64,029	56,844
Accruals and other financial liabilities	4,865	1,877
Subordinated liabilities	17,916	18,361
Financial liabilities	115,864	109,870
Non-financial liabilities	509	326
Total liabilities	116,373	110,196
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	236,551	223,153
Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	472,218	461,518
Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	136,001	112,937
Debt securities in issue
Financial liabilities
Financial liabilities	218,108	236,323
Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	19,624	24,687
Financial liabilities	83,653	81,531
– debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	4,157	4,961
Debt securities in issue	3,052	1,747
– debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	116,878	125,402
Debt securities in issue	84,256	97,542
– subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	10,844	10,550
– subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	6,040	5,616
– other
Financial liabilities
Financial liabilities designated at fair value	25,560	23,553
– debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	8,184	5,266
Cash prime brokerage balances
Financial liabilities
Financial liabilities designated at fair value	3,889
Due not more than 1 month
Financial assets
Cash and balances at central banks	304,481	154,099
Items in the course of collection from other banks	4,094	4,956
Hong Kong Government certificates of indebtedness	40,420	38,380
– trading assets	228,434	252,009
Financial assets designated or otherwise mandatorily measured at fair value	3,061	4,846
Derivatives	306,561	241,941
Loans and advances to banks and other financial institutions	51,652	41,554
Loans and advances to customers	172,306	190,675
– personal	51,711	51,893
– corporate and commercial	101,684	118,585
– financial	18,911	20,197
Reverse repurchase agreements – non-trading	157,234	164,741
Financial investments	47,270	36,128
Accrued income and other financial assets	93,118	80,661
Financial assets	1,408,631	1,209,990
Non-financial assets	0	0
Total assets	1,408,631	1,209,990
Off-balance sheet commitments received
Loan and other credit-related commitments	60,849	63,199
Financial liabilities
Hong Kong currency notes in circulation	40,420	38,380
Deposits from banks	60,973	46,397
Customer accounts	1,533,595	1,287,358
– personal	766,631	646,843
– corporate and commercial	588,887	479,763
– financial	178,077	160,752
Repurchase agreements – non-trading	102,633	132,042
Items in the course of transmission to other banks	4,343	4,817
Trading liabilities	70,799	82,130
Financial liabilities designated at fair value	18,434	12,844
Derivatives	300,902	237,901
Debt securities in issue	6,552	8,183
Accruals and other financial liabilities	96,821	87,796
Subordinated liabilities	619	1,502
Financial liabilities	2,236,091	1,939,350
Non-financial liabilities	0	0
Total liabilities	2,236,091	1,939,350
Off-balance sheet commitments given
Loan and other credit-related commitments	842,974	794,336
Due not more than 1 month | HSBC Holdings
Financial assets
– balances with HSBC undertakings	2,913	2,382
Derivatives	1,473	596
Loans and advances to banks and other financial institutions	0	102
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	3,701	2,754
Accrued income and other financial assets	1,015	93
Financial assets	9,102	5,927
Non-financial assets	0	0
Total assets	9,102	5,927
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	3,052	1,838
Debt securities in issue	0	0
Accruals and other financial liabilities	3,769	900
Subordinated liabilities	0	1,503
Financial liabilities	6,821	4,241
Non-financial liabilities	0	0
Total liabilities	6,821	4,241
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due not more than 1 month | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	235,606	221,952
Due not more than 1 month | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	471,410	460,569
Due not more than 1 month | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	135,958	111,815
Due not more than 1 month | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due not more than 1 month | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	10,762	8,884
Debt securities in issue	5,458	6,168
Due not more than 1 month | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	23
Due not more than 1 month | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – other
Financial liabilities
Financial liabilities designated at fair value	7,672	3,937
Due not more than 1 month | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	1,094	2,015
Due over 1 month but not more than 3 months
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
– trading assets	1,778	644
Financial assets designated or otherwise mandatorily measured at fair value	240	74
Derivatives	15	150
Loans and advances to banks and other financial institutions	11,283	7,826
Loans and advances to customers	70,746	82,379
– personal	9,645	14,547
– corporate and commercial	55,009	61,629
– financial	6,092	6,203
Reverse repurchase agreements – non-trading	44,658	38,997
Financial investments	77,450	64,472
Accrued income and other financial assets	5,951	5,544
Financial assets	212,121	200,086
Non-financial assets	0	0
Total assets	212,121	200,086
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	1,396	4,167
Customer accounts	61,376	81,038
– personal	32,429	49,405
– corporate and commercial	22,856	24,214
– financial	6,091	7,419
Repurchase agreements – non-trading	3,979	3,402
Items in the course of transmission to other banks	0	0
Trading liabilities	3,377	209
Financial liabilities designated at fair value	7,333	4,667
Derivatives	264	105
Debt securities in issue	12,329	17,374
Accruals and other financial liabilities	9,794	9,078
Subordinated liabilities	0	0
Financial liabilities	99,848	120,040
Non-financial liabilities	0	0
Total liabilities	99,848	120,040
Off-balance sheet commitments given
Loan and other credit-related commitments	435	600
Due over 1 month but not more than 3 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Loans and advances to banks and other financial institutions	600	672
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	451	0
Financial investments	3,769	3,493
Accrued income and other financial assets	275	277
Financial assets	5,095	4,442
Non-financial assets	0	0
Total assets	5,095	4,442
Financial liabilities
Amounts owed to HSBC undertakings	330	464
Financial liabilities designated at fair value	984	0
Derivatives	0	0
Debt securities in issue	503	0
Accruals and other financial liabilities	689	574
Subordinated liabilities	0	0
Financial liabilities	2,506	1,038
Non-financial liabilities	0	0
Total liabilities	2,506	1,038
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 1 month but not more than 3 months | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	172	40
Due over 1 month but not more than 3 months | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	250	117
Due over 1 month but not more than 3 months | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	13	443
Due over 1 month but not more than 3 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	984	0
Due over 1 month but not more than 3 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 1 month but not more than 3 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	4,470	2,046
Debt securities in issue	10,744	17,372
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – other
Financial liabilities
Financial liabilities designated at fair value	2,863	2,621
Due over 1 month but not more than 3 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	1,585	2
Due over 3 months but not more than 6 months
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
– trading assets	458	412
Financial assets designated or otherwise mandatorily measured at fair value	466	381
Derivatives	12	24
Loans and advances to banks and other financial institutions	5,640	4,877
Loans and advances to customers	65,838	61,254
– personal	7,918	8,562
– corporate and commercial	51,755	45,924
– financial	6,165	6,768
Reverse repurchase agreements – non-trading	16,655	17,933
Financial investments	44,255	35,795
Accrued income and other financial assets	2,743	2,532
Financial assets	136,067	123,208
Non-financial assets	0	0
Total assets	136,067	123,208
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	714	2,773
Customer accounts	22,568	38,343
– personal	15,511	29,320
– corporate and commercial	5,963	7,162
– financial	1,094	1,861
Repurchase agreements – non-trading	2,165	1,579
Items in the course of transmission to other banks	0	0
Trading liabilities	400	265
Financial liabilities designated at fair value	6,973	4,236
Derivatives	198	73
Debt securities in issue	14,964	12,799
Accruals and other financial liabilities	3,886	3,914
Subordinated liabilities	237	22
Financial liabilities	52,105	64,004
Non-financial liabilities	0	0
Total liabilities	52,105	64,004
Off-balance sheet commitments given
Loan and other credit-related commitments	172	590
Due over 3 months but not more than 6 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	5	0
Loans and advances to banks and other financial institutions	120	120
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	2,924	1,873
Accrued income and other financial assets	100	97
Financial assets	3,149	2,090
Non-financial assets	0	0
Total assets	3,149	2,090
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	859	0
Derivatives	0	0
Debt securities in issue	1,621	0
Accruals and other financial liabilities	301	303
Subordinated liabilities	0	0
Financial liabilities	2,781	303
Non-financial liabilities	0	0
Total liabilities	2,781	303
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 3 months but not more than 6 months | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	27	39
Due over 3 months but not more than 6 months | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	138	96
Due over 3 months but not more than 6 months | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	7	455
Due over 3 months but not more than 6 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	859	0
Due over 3 months but not more than 6 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	28	0
Due over 3 months but not more than 6 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	5,522	2,946
Debt securities in issue	13,935	12,551
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – other
Financial liabilities
Financial liabilities designated at fair value	1,451	1,290
Due over 3 months but not more than 6 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	1,001	248
Due over 6 months but not more than 9 months
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
– trading assets	135	62
Financial assets designated or otherwise mandatorily measured at fair value	262	200
Derivatives	14	27
Loans and advances to banks and other financial institutions	3,068	2,592
Loans and advances to customers	44,392	36,005
– personal	7,270	7,245
– corporate and commercial	31,529	25,006
– financial	5,593	3,754
Reverse repurchase agreements – non-trading	5,113	8,226
Financial investments	14,523	17,485
Accrued income and other financial assets	475	915
Financial assets	67,982	65,512
Non-financial assets	0	0
Total assets	67,982	65,512
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	695	454
Customer accounts	9,375	11,530
– personal	6,276	8,484
– corporate and commercial	2,966	2,621
– financial	133	425
Repurchase agreements – non-trading	386	1,882
Items in the course of transmission to other banks	0	0
Trading liabilities	143	148
Financial liabilities designated at fair value	6,775	4,552
Derivatives	38	10
Debt securities in issue	9,764	13,152
Accruals and other financial liabilities	692	1,244
Subordinated liabilities	0	1,993
Financial liabilities	27,868	34,965
Non-financial liabilities	0	0
Total liabilities	27,868	34,965
Off-balance sheet commitments given
Loan and other credit-related commitments	243	313
Due over 6 months but not more than 9 months | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Loans and advances to banks and other financial institutions	0	25
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	799	2,251
Accrued income and other financial assets	33	48
Financial assets	832	2,324
Non-financial assets	0	0
Total assets	832	2,324
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	0	0
Debt securities in issue	563	0
Accruals and other financial liabilities	57	55
Subordinated liabilities	0	0
Financial liabilities	620	55
Non-financial liabilities	0	0
Total liabilities	620	55
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 6 months but not more than 9 months | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	47	56
Due over 6 months but not more than 9 months | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	194	52
Due over 6 months but not more than 9 months | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	2	205
Due over 6 months but not more than 9 months | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 6 months but not more than 9 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	5,604	3,757
Debt securities in issue	8,764	12,991
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – other
Financial liabilities
Financial liabilities designated at fair value	1,171	795
Due over 6 months but not more than 9 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	1,000	161
Due over 9 months but not more than 1 year
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
– trading assets	67	452
Financial assets designated or otherwise mandatorily measured at fair value	454	422
Derivatives	14	22
Loans and advances to banks and other financial institutions	2,284	2,859
Loans and advances to customers	38,606	36,755
– personal	7,033	6,931
– corporate and commercial	28,553	25,069
– financial	3,020	4,755
Reverse repurchase agreements – non-trading	1,324	6,305
Financial investments	24,112	18,202
Accrued income and other financial assets	458	495
Financial assets	67,319	65,512
Non-financial assets	0	0
Total assets	67,319	65,512
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	197	844
Customer accounts	8,418	11,342
– personal	5,825	6,852
– corporate and commercial	2,058	3,009
– financial	535	1,481
Repurchase agreements – non-trading	675	59
Items in the course of transmission to other banks	0	0
Trading liabilities	185	102
Financial liabilities designated at fair value	6,593	5,196
Derivatives	55	18
Debt securities in issue	3,878	11,382
Accruals and other financial liabilities	1,174	2,058
Subordinated liabilities	12	100
Financial liabilities	21,187	31,101
Non-financial liabilities	0	0
Total liabilities	21,187	31,101
Off-balance sheet commitments given
Loan and other credit-related commitments	296	551
Due over 9 months but not more than 1 year | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Loans and advances to banks and other financial institutions	0	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	3,528	2,721
Accrued income and other financial assets	22	16
Financial assets	3,550	2,737
Non-financial assets	0	0
Total assets	3,550	2,737
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	0	0
Debt securities in issue	0	0
Accruals and other financial liabilities	12	10
Subordinated liabilities	0	0
Financial liabilities	12	10
Non-financial liabilities	0	0
Total liabilities	12	10
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 9 months but not more than 1 year | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	115	167
Due over 9 months but not more than 1 year | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	178	381
Due over 9 months but not more than 1 year | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	3	3
Due over 9 months but not more than 1 year | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	1,139
Debt securities in issue	750	0
Due over 9 months but not more than 1 year | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	5,530	3,030
Debt securities in issue	3,128	11,382
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – other
Financial liabilities
Financial liabilities designated at fair value	1,063	1,027
Due over 9 months but not more than 1 year | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	0	0
Due over 1 year but not more than 2 years
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
– trading assets	644	152
Financial assets designated or otherwise mandatorily measured at fair value	1,424	780
Derivatives	441	112
Loans and advances to banks and other financial institutions	4,059	6,848
Loans and advances to customers	112,440	106,203
– personal	26,318	22,923
– corporate and commercial	76,225	71,751
– financial	9,897	11,529
Reverse repurchase agreements – non-trading	3,058	2,298
Financial investments	48,741	48,427
Accrued income and other financial assets	267	432
Financial assets	171,074	165,252
Non-financial assets	0	0
Total assets	171,074	165,252
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	718	2,455
Customer accounts	4,467	5,275
– personal	3,591	3,631
– corporate and commercial	627	1,119
– financial	249	525
Repurchase agreements – non-trading	16	354
Items in the course of transmission to other banks	0	0
Trading liabilities	289	287
Financial liabilities designated at fair value	14,182	26,081
Derivatives	237	68
Debt securities in issue	9,215	14,572
Accruals and other financial liabilities	1,742	1,592
Subordinated liabilities	12	755
Financial liabilities	30,878	51,439
Non-financial liabilities	0	0
Total liabilities	30,878	51,439
Off-balance sheet commitments given
Loan and other credit-related commitments	180	442
Due over 1 year but not more than 2 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	9	0
Loans and advances to banks and other financial institutions	312	600
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	4,320	458
Financial investments	2,764	3,014
Accrued income and other financial assets	0	12
Financial assets	7,405	4,084
Non-financial assets	0	0
Total assets	7,405	4,084
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	3,088	5,651
Derivatives	0	20
Debt securities in issue	2,186	10,134
Accruals and other financial liabilities	0	0
Subordinated liabilities	0	0
Financial liabilities	5,274	15,805
Non-financial liabilities	0	0
Total liabilities	5,274	15,805
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 1 year but not more than 2 years | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	125	208
Due over 1 year but not more than 2 years | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	37	218
Due over 1 year but not more than 2 years | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	18	16
Due over 1 year but not more than 2 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	3,088	5,651
Due over 1 year but not more than 2 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	1,239	0
Debt securities in issue	1,275	749
Due over 1 year but not more than 2 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	10,455	22,950
Debt securities in issue	7,666	13,604
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 year but not more than 2 years | – other
Financial liabilities
Financial liabilities designated at fair value	2,488	3,131
Due over 1 year but not more than 2 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	274	219
Due over 2 years but not more than 5 years
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
– trading assets	474	540
Financial assets designated or otherwise mandatorily measured at fair value	1,992	2,356
Derivatives	424	294
Loans and advances to banks and other financial institutions	3,359	2,005
Loans and advances to customers	206,448	227,811
– personal	70,447	66,761
– corporate and commercial	125,393	147,139
– financial	10,608	13,911
Reverse repurchase agreements – non-trading	2,586	2,362
Financial investments	100,007	90,193
Accrued income and other financial assets	444	363
Financial assets	315,734	325,924
Non-financial assets	0	0
Total assets	315,734	325,924
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	16,757	876
Customer accounts	2,859	4,075
– personal	1,976	2,646
– corporate and commercial	777	1,388
– financial	106	41
Repurchase agreements – non-trading	1,035	2
Items in the course of transmission to other banks	0	0
Trading liabilities	72	29
Financial liabilities designated at fair value	40,510	43,534
Derivatives	726	540
Debt securities in issue	16,618	20,048
Accruals and other financial liabilities	3,179	2,823
Subordinated liabilities	2,658	424
Financial liabilities	84,414	72,351
Non-financial liabilities	0	0
Total liabilities	84,414	72,351
Off-balance sheet commitments given
Loan and other credit-related commitments	299	458
Due over 2 years but not more than 5 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	1,131	230
Loans and advances to banks and other financial institutions	6,027	1,909
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	23,203	24,845
Financial investments	0	0
Accrued income and other financial assets	0	0
Financial assets	30,361	26,984
Non-financial assets	0	0
Total assets	30,361	26,984
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	3,810	6,710
Derivatives	0	85
Debt securities in issue	24,489	23,786
Accruals and other financial liabilities	1	0
Subordinated liabilities	4,067	2,076
Financial liabilities	32,367	32,657
Non-financial liabilities	0	0
Total liabilities	32,367	32,657
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 2 years but not more than 5 years | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	288	392
Due over 2 years but not more than 5 years | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	11	66
Due over 2 years but not more than 5 years | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 2 years but not more than 5 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	2,108	6,710
Due over 2 years but not more than 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	2,918	2,663
Debt securities in issue	999	998
Due over 2 years but not more than 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	31,710	34,753
Debt securities in issue	13,979	18,092
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	3,912	2,131
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	1,702	0
Due over 2 years but not more than 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	1,970	3,987
Due over 2 years but not more than 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	1,640	958
More than 5 years
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
– trading assets	0	0
Financial assets designated or otherwise mandatorily measured at fair value	37,654	34,568
Derivatives	245	425
Loans and advances to banks and other financial institutions	271	642
Loans and advances to customers	327,211	295,661
– personal	275,736	252,275
– corporate and commercial	47,446	39,958
– financial	4,029	3,428
Reverse repurchase agreements – non-trading	0	0
Financial investments	134,335	132,610
Accrued income and other financial assets	2,107	2,037
Financial assets	501,823	465,943
Non-financial assets	103,413	93,725
Total assets	605,236	559,668
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits from banks	630	1,056
Customer accounts	122	154
– personal	39	71
– corporate and commercial	37	41
– financial	46	42
Repurchase agreements – non-trading	1,012	1,024
Items in the course of transmission to other banks	0	0
Trading liabilities	1	0
Financial liabilities designated at fair value	56,639	63,356
Derivatives	581	782
Debt securities in issue	22,172	7,045
Accruals and other financial liabilities	3,053	2,890
Subordinated liabilities	18,413	19,804
Financial liabilities	102,623	96,111
Non-financial liabilities	124,155	113,123
Total liabilities	226,778	209,234
Off-balance sheet commitments given
Loan and other credit-related commitments	171	318
More than 5 years | HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	2,080	1,176
Loans and advances to banks and other financial institutions	3,384	6,790
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	37,279	36,661
Financial investments	0	0
Accrued income and other financial assets	0	0
Financial assets	42,743	44,627
Non-financial assets	160,936	162,025
Total assets	203,679	206,652
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	16,923	17,942
Derivatives	8	78
Debt securities in issue	34,667	22,924
Accruals and other financial liabilities	36	35
Subordinated liabilities	13,849	14,782
Financial liabilities	65,483	55,761
Non-financial liabilities	509	326
Total liabilities	65,992	56,087
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
More than 5 years | Personal
Off-balance sheet commitments given
Loan and other credit-related commitments	171	299
More than 5 years | Corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	19
More than 5 years | Financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
More than 5 years | Debt securities in issue | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	12,585	12,326
More than 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	1,159
Debt securities in issue	0	0
More than 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	42,825	47,036
Debt securities in issue	20,582	5,382
More than 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	6,932	8,396
More than 5 years | – subordinated liabilities and preferred securities | HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	4,338	5,616
More than 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	6,882	6,765
More than 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	$ 1,590	$ 1,663